Nature of Operations	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS
Union Security Life Insurance Company of New York (the "Company") is a provider of life and health insurance products including group disability insurance, group dental insurance, group vision insurance, group life insurance and credit insurance. The Company is a wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ.
The Company is domiciled in New York and is qualified to sell life, health and annuity insurance in the state of New York.
As previously announced, the Parent concluded a comprehensive review of its portfolio and decided to sharpen its focus on specialty housing and lifestyle protection products and services. As a result, the Parent sold its Assurant Employee Benefits (“AEB”) segment to Sun Life Assurance Company of Canada ("Sun Life"), a subsidiary of Sun Life Financial Inc. on March 1, 2016. The AEB segment sold group disability insurance, group dental insurance, group vision insurance and group life insurance. The sale of AEB will have a material impact to the results of operations and cash flows of the Company. See Note 3 for more information.
Also, as part of the comprehensive review, the Parent will substantially exit its Assurant Health segment. The exit of the health insurance market will have an immaterial impact to the results of operations and cash flow of the Company.